ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
YJS
ACQUISITIONS
Schedule of allocation of the purchase price at the date of acquisition
RMB
Net assets	10,524
Identifiable intangible assets:
Trade names	35,600
Customer relationships	12,270
Goodwill	203,574
Deferred tax liabilities	(11,968)

Total	250,000

Zhiding Youyuan
ACQUISITIONS
Schedule of allocation of the purchase price at the date of acquisition
RMB
Net assets	14,170
Goodwill	13,820
Non-controlling interests	(9,330)

Total	18,660

Lagou Information Limited
ACQUISITIONS
Schedule of allocation of the purchase price at the date of acquisition

RMB
Net assets	125,026
Identifiable intangible assets:
Trade names	60,183
Technology	35,979
Goodwill	804,060
Deferred tax liabilities	(14,424)
Redeemable non-controlling interests	(228,230)

Total	782,594